UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ       July 23, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $72,244 (thousands)



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FORM 13F INFORMATION TABLE

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COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------
AMGEN INC			NOTE 0.125% 2/0		031162AN0	1,483m		1500000	PRN			SOLE	NONE	1500000
ALLIANT TECHSYSTEMS INC		NOTE 2.750% 9/1		018804AN4	3,900m		4000000	PRN			SOLE	NONE	4000000
ARCHER DANIELS MIDLAND CO	NOTE 0.875% 2/1		039483AW2	2,372m		2500000	PRN			SOLE	NONE	2500000
BORGWARNER INC			NOTE 3.500% 4/1		099724AF3	3,881m		3000000	PRN			SOLE	NONE	3000000
CHEMED CORP NEW			NOTE 1.875% 5/1		16359RAC7	1,843m		2000000	PRN			SOLE	NONE	2000000
CMS ENERGY CORP			NOTE 2.875%  12/0	125896AW0	4,660m		4000000	PRN			SOLE	NONE	4000000
COINSTAR INC			NOTE 4.000% 9/0		19259PAF9	2,553m		2000000	PRN			SOLE	NONE	2000000
GILEAD SCIENCES INC		NOTE 0.500% 5/0		375558AG8	4,674m		4500000	PRN			SOLE	NONE	4500000
HARTFORD FINL SVCS GROUP INC	DEP CONV PFD		416515708	3,471m		150000	PRN			SOLE	NONE	150000
JANUS CAP GROUP INC		NOTE 3.250% 7/1		47102XAG0	1,003m		1000000	PRN			SOLE	NONE	1000000
L-3 COMMUNICATIONS CORP		DEBT 3.000% 8/0		502413AW7	6,015m		6000000	PRN			SOLE	NONE	6000000
LINCARE HLDGS INC		DBCV 2.750%11/0		532791AE0	2,975m		2500000	PRN			SOLE	NONE	2500000
MAXTOR CORP			NOTE 2.375% 8/1		577729AE6	5,467m		5420000	PRN			SOLE	NONE	5420000
MEDTRONIC INC			NOTE 1.500% 4/1		585055AL0	4,969m		5000000	PRN			SOLE	NONE	5000000
MGIC INVT CORP WIS		NOTE 5.000% 5/0		552848AD5	1,788m		2000000	PRN			SOLE	NONE	2000000
NEWMONT MINING CORP		NOTE 3.000% 2/1		651639AK2	2,840m		2000000	PRN			SOLE	NONE	2000000
PMI GROUP INC			NOTE 4.500% 4/1		69344MAK7	1,728m		2500000	PRN			SOLE	NONE	2500000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	2,620m		60000	PRN			SOLE	NONE	60000
QWEST COMMUNICATIONS INTL IN	NOTE 3.500%11/1		749121BY4	5,538m		5000000	PRN			SOLE	NONE	5000000
SYMANTEC CORP			NOTE 0.750% 6/1		871503AD0	4,963m		5000000	PRN			SOLE	NONE	5000000
TYSON FOODS INC			NOTE 3.250%10/1		902494AP8	3,503m		3000000	PRN			SOLE	NONE	3000000





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